Income Taxes (Details) - Schedule of loss before provision for income taxes - SoundHound, Inc. [Member] - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of loss before provision for income taxes [Line Items]
United States $	$ (73,056)	$ (64,207)
International	(613)	(37)
Loss before provision for income tax	$ (73,669)	$ (64,244)